UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

     Report for the Calendar Year or Quarter Ended September 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      CapitalWorks Investment Partners, LLC

Address:   402 West Broadway
           25th Floor
           San Diego, CA 92101

13F File Number: 28-05519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John D. Wylie
Title:     Partner, CapitalWorks Investment Partners, LLC
Phone:     (619) 615-1000

Signature, Place and Date of Signing:

/s/ JOHN D. WYLIE             SAN DIEGO, CALIFORNIA         November 15, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
           Frank Russell Company
           13F File Number: 28-01190

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  108

Form 13F Information Table Value Total:  $292,641,236.06
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE


                                                    FORM 13F INFORMATION TABLE
                                               CAPITALWORKS INVESTMENT PARTNERS, LLC
                                  TITLE OF                      VALUE           SHRS OR  SH/  PUT/  INVSMT  OTHER   VOTING AUTHORITY
      NAME OF ISSUER              CLASS              CUSIP      (X$1000)        PRN AMT  PRN  CALL  DSCRTN  MANGR  SOLE  SHRED  NONE
AMR CORP                          NOTE 4.258% 9/2    001765BB1      150,625.00  250,000  PRN        SOLE    NONE          X
AGERE SYS INC                     NOTE 6.500% 12/1   00845VAA8      300,375.00  300,000  PRN        SOLE    NONE          X
CORNING INC                       NOTE 3.500% 11/10  219350AK1      352,500.00  300,000  PRN        SOLE    NONE          X
CYPRESS SEMICONDUCTOR CORP        NOTE 1.250% 6/1    232806AH2      192,250.00  200,000  PRN        SOLE    NONE          X
GRAFTECH INTL LTD                 DBCV 1.625% 1/1    384313AB8      269,687.50  250,000  PRN        SOLE    NONE          X
L-3 COMMUNICATIONS HLDGS INC      DEBT 4.000% 9/1    502424AD6      187,312.50  150,000  PRN        SOLE    NONE          X
LIBERTY MEDIA CORP                DEB 3.500% 1/1     530715AN1      274,125.00  300,000  PRN        SOLE    NONE          X
LIBERTY MEDIA CORP                DEB 3.250% 3/2     530715AR2      226,562.50  250,000  PRN        SOLE    NONE          X
LIBERTY MEDIA CORP NEW            DEB 0.750% 3/3     530718AF2      429,500.00  400,000  PRN        SOLE    NONE          X
PRIDE INTL INC DEL                FRNT 2.500% 3/0    74153QAB8      371,625.00  300,000  PRN        SOLE    NONE          X
PROVIDIAN FINL CORP               NOTE 4.000% 5/1    74406AAC6      396,750.00  300,000  PRN        SOLE    NONE          X
TERADYNE INC                      SDCV 3.750% 10/1   880770AD4      249,062.50  250,000  PRN        SOLE    NONE          X
TYCO INTL GROUP S A               DBCV 3.125% 1/1    902118BE7      374,375.00  250,000  PRN        SOLE    NONE          X
ARCH COAL INC                     PFD CV 5% PERP     039380209      501,050.00    5,500  SH         SOLE    NONE          X
PATTERSON-UTI ENERGY INC          COM                703481101    1,844,069.00   96,700  SH         SOLE    NONE          X
ABLE LABS INC                     COM                00371n407    2,228,308.00  116,300  SH         SOLE    NONE          X
AMERICAN RETIREMENT CORP          COM                028913101    1,325,377.80  173,252  SH         SOLE    NONE          X
ADVO INC                          COM                007585102    1,553,188.00   50,200  SH         SOLE    NONE          X
AUDIBLE INC                       COM                05069A302    1,255,100.00   70,000  SH         SOLE    NONE          X
ADVENT SOFTWARE INC               COM                007974108    1,435,599.00   85,300  SH         SOLE    NONE          X
AGILE SOFTWARE CORP               COM                00846X105    2,993,575.00  377,500  SH         SOLE    NONE          X
AMERICAN MED HOLDING              COM                02744M108    4,309,021.08  118,804  SH         SOLE    NONE          X
ARTHROCARE CORP                   COM                043136100    4,226,547.00  144,300  SH         SOLE    NONE          X
AEROFLEX INC                      COM                007768104    3,996,517.00  378,100  SH         SOLE    NONE          X
AMERICAN EXPRESS CO               COM                025816109    5,763,520.00  112,000  SH         SOLE    NONE          X
BEST BUY INC                      COM                086516101    6,129,120.00  113,000  SH         SOLE    NONE          X
BONE CARE INTERNATIONAL INC.      COM                098072101    1,309,770.00   53,900  SH         SOLE    NONE          X
BORLAND SOFTWARE CORP             COM                099849101    1,787,735.00  214,100  SH         SOLE    NONE          X
CLEAR CHANNEL COMMUNICATIONS      COM                184502102    5,370,591.00  172,300  SH         SOLE    NONE          X
CHARLOTTE RUSSE HOLDING INC       COM                161048103    1,461,404.00  127,300  SH         SOLE    NONE          X
CELADON GROUP INC                 COM                150838100    1,973,580.00  103,600  SH         SOLE    NONE          X
COMVERSE TECHNOLOGY INC           COM                205862402    5,837,300.00  310,000  SH         SOLE    NONE          X
CENTENE CORP                      COM                15135B101      451,348.00   10,600  SH         SOLE    NONE          X
CHARLES RIVER ASSOCIATES INC      COM                159852102    1,033,830.00   27,000  SH         SOLE    NONE          X
CTS CORP                          COM                126501105    1,684,620.00  133,700  SH         SOLE    NONE          X
CYTEC INDUSTRIES                  COM                232820100    2,241,910.00   45,800  SH         SOLE    NONE          X
DIRECT GENERAL CORP               COM                25456W204    1,417,080.00   49,000  SH         SOLE    NONE          X
DOLLAR THRIFTY AUTO GP            COM                256743105    1,364,913.00   56,100  SH         SOLE    NONE          X
DIGITAL THEATER SYSTEMS IN        COM                25389G102    1,584,100.00   86,800  SH         SOLE    NONE          X
EDO CORP                          COM                281347104    3,851,700.00  138,800  SH         SOLE    NONE          X
EMBARCADERO TECHNOLOGIES          COM                290787100    2,101,464.00  248,400  SH         SOLE    NONE          X
E M C CORP MASS                   COM                268648102    5,770,000.00  500,000  SH         SOLE    NONE          X
EQUINIX INC                       COM                29444U502    4,895,507.00  159,100  SH         SOLE    NONE          X
ENSCO INTL INC                    COM                26874Q100    3,596,967.00  110,100  SH         SOLE    NONE          X
EXPEDITORS INTL WASH INC          COM                302130109    4,777,080.00   92,400  SH         SOLE    NONE          X
FARO TECHNOLOGIES INC             COM                311642102    1,574,316.00   77,400  SH         SOLE    NONE          X
FORWARD AIR CORP                  COM                349853101    2,953,476.00   73,800  SH         SOLE    NONE          X
GREENBRIER COMPANIES INC          COM                393657101    2,037,600.00   84,900  SH         SOLE    NONE          X
GILEAD SCIENCES INC.              COM                375558103    5,793,900.00  155,000  SH         SOLE    NONE          X
GOLAR LNG LTD                     SHS                G9456A100    1,516,110.00   97,000  SH         SOLE    NONE          X
GRAFTECH INTL LTD                 COM                384313102    3,356,370.00  240,600  SH         SOLE    NONE          X
GRAY TELEVISION INC               COM                389375106    1,702,890.00  143,100  SH         SOLE    NONE          X
GREY WOLF INC                     COM                3.98E+08     2,402,946.00  491,400  SH         SOLE    NONE          X
HOLOGIC INC                       COM                436440101    2,911,697.00  151,100  SH         SOLE    NONE          X
HYPERION SOLUTIONS CORP           COM                44914M104    5,574,360.00  164,000  SH         SOLE    NONE          X
INTEGRATED DEVICE TECH            COM                458118106    1,808,794.00  189,800  SH         SOLE    NONE          X
INFOCUS CORP                      COM                45665B106    2,900,972.00  316,700  SH         SOLE    NONE          X
INSITUFORM TECHNOLOGIES INC       COM                457667103    1,736,310.00   93,000  SH         SOLE    NONE          X
INTEL CORP                        COM                458140100    8,184,480.00  408,000  SH         SOLE    NONE          X
INTERVOICE INC                    COM                461142101      508,344.00   47,200  SH         SOLE    NONE          X
INFINITY PROPERTY AND CASUALTY C  COM                45665Q103    1,875,155.00   63,500  SH         SOLE    NONE          X
INTUITIVE SURGICAL INC            COM                46120E602    1,321,996.50   53,414  SH         SOLE    NONE          X
J2 GLOBAL COMMUNICATIONS INC      COM                4.66E+209    4,811,157.00  152,300  SH         SOLE    NONE          X
KEYNOTE SYSTEMS INC               COM                493308100    3,833,112.00  270,700  SH         SOLE    NONE          X
KOHL'S CORP                       COM                500255104    4,674,430.00   97,000  SH         SOLE    NONE          X
LOCKHEED MARTIN CORP COM          COM                539830109    5,243,320.00   94,000  SH         SOLE    NONE          X
LA QUINTA CORP                    PAIRED CTF         50419U202    3,115,320.00  399,400  SH         SOLE    NONE          X
MOLECULAR DEVICES CORP            COM                60851C107    2,205,232.77   93,561  SH         SOLE    NONE          X
MATRIXONE INC                     COM                57685P304    2,504,700.00  495,000  SH         SOLE    NONE          X
MPS GROUP INC                     COM                553409103    2,460,766.00  292,600  SH         SOLE    NONE          X
MERCURY COMPUTER SYSTEMS          COM                589378108    2,564,951.40   95,700  SH         SOLE    NONE          X
MERGE TECHNOLOGIES INC            COM                589981109    1,831,286.00  106,100  SH         SOLE    NONE          X
MINDSPEED TECHNOLOGIES INC        COM                602682106    1,374,600.00  687,300  SH         SOLE    NONE          X
MEASUREMENT SPECIALTIES INC       COM                583421102    1,113,280.00   44,800  SH         SOLE    NONE          X
NABI BIOPHARMACEUTICALS           COM                629519109    1,403,521.86  104,897  SH         SOLE    NONE          X
NEW CENTURY FINANCIAL CORP        COM                64352D101      301,100.00    5,000  SH         SOLE    NONE          X
NEWPORT CORP                      COM                651824104    1,091,944.00   95,200  SH         SOLE    NONE          X
NIKU CORPORATIONS                 COM                654113703    1,617,280.00  106,400  SH         SOLE    NONE          X
NAUTILUS GROUP INC                COM                63910B102    3,309,435.00  146,500  SH         SOLE    NONE          X
NATIONAL-OILWELL INC              COM                637071101    2,441,498.00   74,300  SH         SOLE    NONE          X
NOVATEL WIRELESS INC              COM                66987M604    3,214,800.00  136,800  SH         SOLE    NONE          X
NEXTEL PARTNERS INC               CL A               65333F107    8,402,744.00  506,800  SH         SOLE    NONE          X
OPEN SOLUTIONS INC                COM                68371P102    1,872,750.00   75,000  SH         SOLE    NONE          X
ORASURE TECH INC                  COM                68554V108    1,149,750.00  182,500  SH         SOLE    NONE          X
PC-TEL INC                        COM                69325Q105    1,216,698.00  147,300  SH         SOLE    NONE          X
PHOTON DYNAMICS INC               COM                719364101    2,452,240.00  120,800  SH         SOLE    NONE          X
PHARMACEUTICAL PROD               COM                717124101    8,575,200.00  238,200  SH         SOLE    NONE          X
PACIFIC SUNWEAR CA INC            COM                694873100    2,965,945.00  140,900  SH         SOLE    NONE          X
PROVIDIAN FINANCIAL               COM                74406A102    6,439,776.00  414,400  SH         SOLE    NONE          X
QUALCOMM INC COM                  COM                747525103    6,168,320.00  158,000  SH         SOLE    NONE          X
QUEST SOFTWARE INC                COM                74834T103    1,651,320.00  148,500  SH         SOLE    NONE          X
RADIO ONE INC                     COM                75040P405    7,220,302.00  507,400  SH         SOLE    NONE          X
REGENERATION TECHNOLOGIES INC     COM                75886N100      613,530.00   76,500  SH         SOLE    NONE          X
SEEBEYOND TECH CORP               COM                815704101    2,576,112.00  836,400  SH         SOLE    NONE          X
SMITH INTERNATIONAL INC.          COM                832110100    4,755,159.00   78,300  SH         SOLE    NONE          X
STAPLES, INC.                     COM                855030102    6,634,950.00  222,500  SH         SOLE    NONE          X
SUPERIOR ENERGY SERVICES INC      COM                868157108    3,280,388.00  253,900  SH         SOLE    NONE          X
SMURFIT-STONE CONTAINER CORP      COM                832727101    6,177,093.00  318,900  SH         SOLE    NONE          X
TNS INC                           COM                872960109      970,000.00   50,000  SH         SOLE    NONE          X
SPEEDWAY MOTORSPORTS COM          COM                847788106    4,082,925.00  122,500  SH         SOLE    NONE          X
TRINITY INDUSTRIES INC            COM                8.89E+10     1,178,226.00   37,800  SH         SOLE    NONE          X
UNITED PARCEL SERVICE INC         CL B               911312106    5,557,344.00   73,200  SH         SOLE    NONE          X
VENTANA MEDICAL SYSTEMS           COM                92276H106    1,230,736.00   24,400  SH         SOLE    NONE          X
VERISIGN INC                      COM                8.92E+107    5,882,492.00  295,900  SH         SOLE    NONE          X
WASTE CONNECTIONS INC             COM                941053100    1,533,312.00   48,400  SH         SOLE    NONE          X
WILLIAMS COMPANIES INC            COM                969457100    7,059,140.00  583,400  SH         SOLE    NONE          X
WABASH NATIONAL CO                COM                929566107    1,757,942.65   63,995  SH         SOLE    NONE          X
OMNICARE CAP TR I                 PIERS              68214L201      118,750.00    2,500  SH         SOLE    NONE          X

                                                                292,641,236.06

02466.0001 #525522